Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 1, 2018

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Brighthouse Life Insurance Company and
      Brighthouse Separate Account Eleven for Variable Annuities
      File Nos. 333-101778/811-21262
      (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards)
      Rule 497(j) Certification
      ---------------------------------------------------------------

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus for Pioneer AnnuiStar Plus, Prospectus for Portfolio Architect Plus and Prospectus for Scudder Advocates Rewards, each dated April 30, 2018 and Statement of Additional Information ("SAI") dated April 30, 2018 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 29 for the Account filed electronically with the Commission on April 25, 2018.

If you have any questions, please contact me at (980) 949-3617.

Sincerely,

/s/ John B. Towers

John B. Towers
Corporate Counsel
Brighthouse Life Insurance Company